Derivative Instruments - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Fair value gain (loss) on derivative instruments	$ (806)	$ 1,209	$ (1,657)	$ 4,410
Cash Payment Of Fair Value Remeasurement	1,199	2,418	2,511	4,949
Gain (loss) on derivative instruments	$ (2,005)	$ (1,209)	$ (4,168)	$ (539)